Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Hedge Accounting and Trading Purposes (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	$ 2,980,926	$ 3,982,803
Fair Value Liabilities	2,925,587	3,673,591
Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	83,123	203,868
Fair Value Liabilities	168,245	144,069
Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	2,897,803	3,676,331
Fair Value Liabilities	2,757,342	3,511,141
Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	329,284	381,409
Fair Value Liabilities	280,574	333,356
Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,037,007	929,096
Fair Value Liabilities	931,445	775,122
Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,530,863	2,364,546
Fair Value Liabilities	1,544,949	2,401,306
Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	649	195
Fair Value Liabilities	343	271
Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		1,085
Fair Value Liabilities	31	1,086
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,341,607	2,236,846
Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	27,020	213,579
Fair Value Liabilities	57,554	61,705
Fair Value Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910	74,894
Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	21,415	9,666
Fair Value Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,253,697	2,161,952
Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	5,605	203,913
Fair Value Liabilities	57,554	61,705
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,666,106	2,633,896
Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	56,014	6,013
Fair Value Liabilities	90,647	33,350
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,092,490	2,552,797
Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	52,833	3,919
Fair Value Liabilities	90,431	33,112
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,931
Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Liabilities	151
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	552,685	81,099
Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	3,181	2,094
Fair Value Liabilities	65	238
Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	89	86,880
Fair Value Liabilities	20,044	67,395
Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	89	86,880
Fair Value Liabilities	20,044	67,395
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,536,430	23,753,318
Up to three months [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,106,386	3,679,576
Up to three months [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,498,290	20,048,756
Up to three months [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,334,890	12,096,016
Up to three months [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	810,908	581,791
Up to three months [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,327,111	7,334,563
Up to three months [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	21,987	22,836
Up to three months [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,394	13,550
Up to three months [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,979
Up to three months [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	19,979
Up to three months [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,815,086	1,661,848
Up to three months [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,800,086	1,657,848
Up to three months [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,000	4,000
Up to three months [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	203,075	2,042,714
Up to three months [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	203,075	2,042,714
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	13,672,167	18,910,724
3 months to 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,132,334	1,371,790
3 months to 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,604,585	17,945,155
3 months to 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,973,360	3,613,044
3 months to 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,902,172	1,885,647
3 months to 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,700,151	12,399,277
3 months to 1 year [member] | Currency call options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,488	30,887
3 months to 1 year [member] | Currency put options [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,414	16,300
3 months to 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	353,501	201,193
3 months to 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	87,910
3 months to 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	265,591	201,193
3 months to 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	606,288	746,075
3 months to 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	601,288	716,842
3 months to 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,000	29,233
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	107,793	18,301
3 months to 1 year [member] | Hedges of net investment in foreign operations [member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	107,793	18,301
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	70,952,562	70,915,083
More than 1 year [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,240,602	3,072,685
More than 1 year [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	67,739,703	68,653,457
More than 1 year [member] | Forward Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,415,007	1,174,636
More than 1 year [member] | Currency Swap Contract [Member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,668,570	16,062,393
More than 1 year [member] | Interest rate swap [member] | Derivatives Held For Trading [member]
Disclosure of detailed information about hedged items [line items]
Notional value	50,656,126	51,416,428
More than 1 year [member] | Fair Value Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,968,127	2,035,653
More than 1 year [member] | Fair Value Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value		74,894
More than 1 year [member] | Fair Value Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,968,127	1,960,759
More than 1 year [member] | Cash Flow Hedges [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,244,732	225,973
More than 1 year [member] | Cash Flow Hedges [Member] | Forward Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	691,116	178,107
More than 1 year [member] | Cash Flow Hedges [Member] | Currency Swap Contract [Member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	20,931
More than 1 year [member] | Cash Flow Hedges [Member] | Interest rate swap [member] | Derivatives held for hedge accounting [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 532,685	$ 47,866